Supplemental Financial Information (Condensed Consolidated Statement of Cash Flows) (Details) $ in Millions, $ in Millions		12 Months Ended
	Jun. 14, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Operating activities
Net cash provided by (used in) operating activities		$ 1,525	$ 1,690
Investing activities
Additions to property, plant and equipment		(2,495)	(2,162)
Net purchase of investments subject to significant influence, inclusive of acquisition costs		(3)	(49)
Proceeds on disposal of assets		875	0
Other investing activities		6	21
Net cash provided by (used in) investing activities		(1,617)	(2,190)
Financing activities
Change in short-term debt, net		413	(162)
Proceeds from long-term debt, net of issuance costs		1,066	1,055
Retirement of long-term debt		(1,103)	(757)
Net borrowings (repayments) under committed credit facilities		(118)	321
Issuance of common and preferred stock		203	301
Dividends paid		(423)	(382)
Other financing activities		(24)	(32)
Net cash provided by financing activities		14	344
Effect of exchange rate changes on cash, cash equivalents, and restricted cash		(20)	25
Net increase (decrease) in cash, cash equivalents, and restricted cash		(98)	(131)
Cash, cash equivalents, and restricted cash, beginning of year		372	503
Cash, cash equivalents, and restricted cash, end of year		274	372
Eliminations
Operating activities
Net cash provided by (used in) operating activities		(20)	(267)
Investing activities
Additions to property, plant and equipment		0	0
Net purchase of investments subject to significant influence, inclusive of acquisition costs		0	0
Proceeds on disposal of assets		0
Other investing activities		(960)	572
Net cash provided by (used in) investing activities		(960)	572
Financing activities
Change in short-term debt, net		0	0
Proceeds from long-term debt, net of issuance costs		520	(194)
Retirement of long-term debt		17	0
Net borrowings (repayments) under committed credit facilities		(28)	110
Issuance of common and preferred stock		562	(446)
Dividends paid		157	348
Other financing activities		(248)	(123)
Net cash provided by financing activities		980	(305)
Effect of exchange rate changes on cash, cash equivalents, and restricted cash		0	0
Net increase (decrease) in cash, cash equivalents, and restricted cash		0	0
Cash, cash equivalents, and restricted cash, beginning of year		0	0
Cash, cash equivalents, and restricted cash, end of year		0	0
Emera Inc.
Financing activities
Retirement of long-term debt	$ (500)
Emera Inc. | Reportable Legal Entities
Operating activities
Net cash provided by (used in) operating activities		133	191
Investing activities
Additions to property, plant and equipment		(2)	(9)
Net purchase of investments subject to significant influence, inclusive of acquisition costs		0	0
Proceeds on disposal of assets		0
Other investing activities		(402)	(489)
Net cash provided by (used in) investing activities		(404)	(498)
Financing activities
Change in short-term debt, net		399	0
Proceeds from long-term debt, net of issuance costs		0	0
Retirement of long-term debt		(225)	0
Net borrowings (repayments) under committed credit facilities		146	136
Issuance of common and preferred stock		203	301
Dividends paid		(423)	(382)
Other financing activities		(1)	0
Net cash provided by financing activities		99	55
Effect of exchange rate changes on cash, cash equivalents, and restricted cash		147	(4)
Net increase (decrease) in cash, cash equivalents, and restricted cash		(25)	(256)
Cash, cash equivalents, and restricted cash, beginning of year		20	276
Cash, cash equivalents, and restricted cash, end of year		(5)	20
Subsidiary Issuer | Reportable Legal Entities
Operating activities
Net cash provided by (used in) operating activities		33	35
Investing activities
Additions to property, plant and equipment		0	0
Net purchase of investments subject to significant influence, inclusive of acquisition costs		0	0
Proceeds on disposal of assets		0
Other investing activities		595	0
Net cash provided by (used in) investing activities		595	0
Financing activities
Change in short-term debt, net		0	0
Proceeds from long-term debt, net of issuance costs		0	0
Retirement of long-term debt		(664)	0
Net borrowings (repayments) under committed credit facilities		0	0
Issuance of common and preferred stock		0	0
Dividends paid		0	0
Other financing activities		0	0
Net cash provided by financing activities		(664)	0
Effect of exchange rate changes on cash, cash equivalents, and restricted cash		(3)	2
Net increase (decrease) in cash, cash equivalents, and restricted cash		(39)	37
Cash, cash equivalents, and restricted cash, beginning of year		58	21
Cash, cash equivalents, and restricted cash, end of year		19	58
Guarantor Subsidiaries | Reportable Legal Entities
Operating activities
Net cash provided by (used in) operating activities		1,100	1,266
Investing activities
Additions to property, plant and equipment		(1,973)	(1,687)
Net purchase of investments subject to significant influence, inclusive of acquisition costs		(3)	(16)
Proceeds on disposal of assets		818
Other investing activities		774	3
Net cash provided by (used in) investing activities		(384)	(1,700)
Financing activities
Change in short-term debt, net		(9)	(162)
Proceeds from long-term debt, net of issuance costs		(6)	1,174
Retirement of long-term debt		(65)	(716)
Net borrowings (repayments) under committed credit facilities		(11)	(103)
Issuance of common and preferred stock		(620)	319
Dividends paid		(19)	(37)
Other financing activities		138	0
Net cash provided by financing activities		(592)	475
Effect of exchange rate changes on cash, cash equivalents, and restricted cash		(141)	9
Net increase (decrease) in cash, cash equivalents, and restricted cash		(17)	50
Cash, cash equivalents, and restricted cash, beginning of year		104	54
Cash, cash equivalents, and restricted cash, end of year		87	104
Non-guarantor Subsidiaries | Reportable Legal Entities
Operating activities
Net cash provided by (used in) operating activities		279	465
Investing activities
Additions to property, plant and equipment		(520)	(466)
Net purchase of investments subject to significant influence, inclusive of acquisition costs		0	(33)
Proceeds on disposal of assets		57
Other investing activities		(1)	(65)
Net cash provided by (used in) investing activities		(464)	(564)
Financing activities
Change in short-term debt, net		23	0
Proceeds from long-term debt, net of issuance costs		552	75
Retirement of long-term debt		(166)	(41)
Net borrowings (repayments) under committed credit facilities		(225)	178
Issuance of common and preferred stock		58	127
Dividends paid		(138)	(311)
Other financing activities		87	91
Net cash provided by financing activities		191	119
Effect of exchange rate changes on cash, cash equivalents, and restricted cash		(23)	18
Net increase (decrease) in cash, cash equivalents, and restricted cash		(17)	38
Cash, cash equivalents, and restricted cash, beginning of year		190	152
Cash, cash equivalents, and restricted cash, end of year		$ 173	$ 190